Document And Entity Information	Mar. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2020
Entity Registrant Name	RUTH’S HOSPITALITY GROUP, INC.
Entity Central Index Key	0001324272
Entity Emerging Growth Company	false
Entity File Number	000-51485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-1060618
Entity Address, Address Line One	1030 W. Canton Avenue
Entity Address, Address Line Two	Ste. 100
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	333-7440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol(s)	RUTH
Name of each exchange on which registered	NASDAQ